Related Party Transactions (Details) - Schedule of Payroll Advances - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Payroll Advances [Line Items]
Balance Beginning	$ 1,145	$ 231,071
Advances during 2022		49,074
Repayment	(1,145)	(279,000)
Balance Ending		1,145
Accrued Payroll [Member]
Schedule of Payroll Advances [Line Items]
Balance Beginning
Advances during 2023	316,198
Repayment	(125,000)
Balance Ending	$ 191,198